Subsequent Events - Additional Information (Detail) (Teekay Tankers, Ltd [Member], Subsequent Event [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
Aug. 01, 2014
Subsequent Event [Line Items]
Commercially managed tanker pools	3
Conventional Tanker Commercial Operations [Member]
Subsequent Event [Line Items]
Percentage of ownership acquired	50.00%
Commercial Management Fee [Member]
Subsequent Event [Line Items]
Number of vessels	89
Technical management fee [Member]
Subsequent Event [Line Items]
Number of vessels	51
Technical Management Operations [Member]
Subsequent Event [Line Items]
Percentage of ownership acquired	50.00%
Technical Management Operations [Member] | Conventional Tanker Commercial Operations [Member]
Subsequent Event [Line Items]
Price per share	$ 3.70
Technical Management Operations [Member] | Conventional Tanker Commercial Operations [Member] | Class B common stock [Member]
Subsequent Event [Line Items]
Purchase price consideration	$ 15